INTEREST EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF COMPANY EARNED INTEREST INCOME AND INCURRED INTEREST EXPENSE

For the years ended December 31, 2022 and 2021, the Company earned interest income and incurred interest expense as follows:

	Years Ended December 31,
	2022	2021
Interest (expense) income
Bank and other cash	$26,380	$(74,081)
Total interest (expense) income	26,380	(74,081)

Interest expense/finance costs
Lease liabilities	(491,336)	(131,291)
Other interest paid – loans	(847,520)	(103,357)
Amortization of debt discount	—	(140,837)
Total interest expense/ finance costs	(1,338,856)	(375,485)
	$(1,312,476)	$(449,566)